Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 145,947	$ 94,342	$ 23,590
Accounts receivable	58,599	60,522
Inventory	65,491	99,701
Prepaid expenses and other current assets	15,141	11,598	2,750
Total current assets	285,178	266,163	26,340
Non-current assets:
Capitalized software development costs, net of accumulated amortization	96,691	31,700
Intangible assets, net	1,612,500
Total assets	1,994,369	297,863	26,340
Current Liabilities:
Accounts payable	45,232	145,422
Accounts payable and other current liabilities		159,620	20,942
Loans payable, current portion	311,557
Other current liabilities	11,893	14,198
Convertible note payable, related party		55,000
Total current liabilities	368,682	214,620	20,942
Accrued interest expenses	113,742	115,566	93,501
Convertible notes payable	432,377	576,003	341,688
Loans payable, non-current portion	524,443
Total long-term liabilities	1,070,562	691,569	435,189
Total liabilities	1,439,244	906,189	456,131
Stockholders’ Deficit:
Preferred stock, value	108	108	108
Common stock, value	860	656	576
Additional paid-in capital	2,501,889	1,139,629	990,856
Accumulated deficit	(1,947,732)	(1,748,719)	(1,421,331)
Total stockholders’ equity (deficit)	555,125	(608,326)	(429,791)
Total liabilities and stockholders’ deficit	$ 1,994,369	$ 297,863	$ 26,340